ING MUTUAL FUNDS

ING Global Value Choice Fund

International Value Choice Fund

(each a “Fund” and collectively “Funds”)

Supplement Dated December 20, 2007

to the Funds’ current Class A, Class B and Class C Prospectus and Class I and Class Q
Prospectus each dated February 28, 2007

On November 13, 2007, Nuveen Investments, Inc. the parent company of the Funds’ sub-adviser, Tradewinds Global Investors, LLC (“Sub-Adviser” or “Tradewinds”) was acquired by investors led by Windy City Investment Holdings, L.L.C., a newly created holding company formed by equity investors led by Madison Dearborn Partners, LLC (“Transaction”). Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois.

The consummation of the Transaction was deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of the sub-advisory agreements (“Sub-Advisory Agreements”) between Tradewinds and the Funds’ adviser, ING Investments, LLC (“ING Investments” or “Adviser”). The Transaction resulted in the automatic termination of each Sub-Advisory Agreement. Pursuant to each Fund’s Manager of Manager’s relief received from the Securities and Exchange Commission, each Fund’s Board of Trustees has entered into new Sub-Advisory Agreements for each Fund. There will be no change in the portfolio management of your Fund or in its investment objectives or policies as a result of the Transaction or the new Sub-Advisory Agreements.  An information statement detailing the Transaction and the new Sub-Advisory Agreements will be mailed in the first quarter of 2008.

As a result of the Transaction the Prospectuses are revised as follows:

The second paragraph in the sub-section entitled “ING Global Value Choice Fund and ING International Value Choice Fund” in the section entitled “Management of the Funds – Adviser and Sub-Advisers” on page 67 of the Class A, Class B and Class C Prospectus and on page 49 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

Tradewinds was established in March 2006, the result of an internal reorganization of NWQ Investment Management Company, LLC.  Both companies provide access to each other’s research analysts.  Tradewinds serves institutions and private clients worldwide.  Tradewinds is registered with the SEC as an investment adviser and is a subsidiary of Nuveen Investments, Inc. (“Nuveen”). On November 13, 2007, Nuveen Investments, Inc. was acquired by investors led by Madison Dearborn Partners, LLC (“MDP”). MDP is a private equity investment firm based in Chicago, Illinois.

Merrill Lynch & Co. and its affiliates (“Merrill Lynch”), as a significant member of the MDP investor group, is now an “affiliated person” (as that term is defined in the 1940 Act) of Tradewinds, the ING Global Value Choice Fund and the International Value Choice Fund. As a result, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and are subject to other limitations in transacting with Merrill Lynch. Tradewinds and the Funds do not believe that any such prohibition or limitations will have a materially adverse effect on the Funds’ ability to pursue their investment objectives and policies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Global Value Choice Fund

International Value Choice Fund

(each a “Fund” and collectively “Funds”)

Supplement Dated December 20, 2007

to the Funds’ current Class A, Class B, Class C, Class I, Class O and Class Q Statement
of Additional Information (“SAI”), dated February 28, 2007

On November 13, 2007, Nuveen Investments, Inc. the parent company of the Funds’ sub-adviser, Tradewinds Global Investors, LLC (“Sub-Adviser” or “Tradewinds”) was acquired by investors led by Windy City Investment Holdings, L.L.C., a newly created holding company formed by equity investors led by Madison Dearborn Partners, LLC (“Transaction”). Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois.

The consummation of the Transaction was deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of the sub-advisory agreements (“Sub-Advisory Agreements”) between Tradewinds and the Funds’ adviser, ING Investments, LLC (“ING Investments” or “Adviser”). The Transaction resulted in the automatic termination of each Sub-Advisory Agreement. Pursuant to each Fund’s Manager of Manager’s relief received from the Securities and Exchange Commission, each Fund’s Board of Trustees has entered into new Sub-Advisory Agreements for each Fund. There will be no change in the portfolio management of your Fund or in its investment objectives or policies as a result of the Transaction or the new Sub-Advisory Agreements.  An information statement detailing the Transaction and the new Sub-Advisory Agreements will be mailed in the first quarter of 2008.

As a result of the Transaction, the SAI is revised as follows:

1.  The last sentence of the last paragraph of the section entitled “Sub-Advisers” on page 130 of the SAI is deleted and replaced with the following:

Tradewinds is a subsidiary of Nuveen Investments, Inc. (“Nuveen”).

2.  The following is added to the last paragraph of the section entitled “Sub-Advisers” on page 130 of the SAI:

On November 13, 2007, Nuveen Investments, Inc. was acquired by investors led by Madison Dearborn Partners, LLC (“MDP”). MDP is a private equity investment firm based in Chicago, Illinois.

Merrill Lynch & Co. and its affiliates (“Merrill Lynch”), as a significant member of the MDP investor group, is now an “affiliated person” (as that term is defined in the 1940 Act) of Tradewinds, the ING Global Value Choice Fund and the

International Value Choice Fund. As a result, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and are subject to other limitations in transacting with Merrill Lynch. Tradewinds and the Funds do not believe that any such prohibition or limitations will have a materially adverse effect on the Funds’ ability to pursue their investment objectives and policies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE